INVENTORY	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
INVENTORY	INVENTORY
The following table presents the components of inventory:

AS AT DEC. 31 (MILLIONS)	2024	2023
Industrial products	$2,174	$2,303
Completed residential properties	1,542	1,396
Residential properties under development	1,376	2,109
Land held for development	1,073	1,715
Other[1]	2,293	3,889
Total	$8,458	$11,412
1.As at December 31, 2024, the significant components of other inventory are office, industrial, retail and commercial developments of $1.1 billion (2023 – $1.1 billion), and logistics buildings of $152 million (2023 – $773 million).
The current and non-current balances of inventory are as follows:

AS AT DEC. 31 (MILLIONS)	2024	2023
Current	$5,418	$7,060
Non-current	3,040	4,352
Total	$8,458	$11,412
During the year ended December 31, 2024, the company recognized $28.1 billion of inventory relating to cost of goods sold (2023 – $41.9 billion) and a $186 million expense for impaired inventory (2023 – $315 million). The carrying amount of inventory pledged as collateral as at December 31, 2024 was $4.2 billion (2023 – $5.4 billion).